Document and Entity Information	Aug. 31, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001420302
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Aug. 31, 2020
Entity Registrant Name	LogMeIn, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-34391
Entity Tax Identification Number	20-1515952
Entity Address, Address Line One	320 Summer Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	(781)
Local Phone Number	-638-9050
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	LOGM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false